UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172

Exact name of registrant as specified in charter:	World Funds Trust

Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235

Name and address of agent for service	The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801

                                With Copy to:

John H. Lively
The Law Offices of
John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

Registrant’s telephone number, including area code:	(804) 267-7400

Date of fiscal year end:	Last day of February

Date of reporting period:	February 29, 2016

Item #1. Reports to Stockholders.

INDEX	DGHM All-Cap Value Fund; DGHM V2000 SmallCap Value Fund

Dalton, Greiner, Hartman, Maher & Co., LLC
A Boston Private Wealth Management Company

DGHM FUNDS

Annual Report to Shareholders

DGHM ALL-CAP VALUE FUND
DGHM V2000 SMALLCAP VALUE FUND

For the year ended February 29, 2016

This report and the financial statements contained herein are submitted for the general information of the shareholders of the DGHM All-Cap Value Fund and the DGHM V2000 SmallCap Value Fund (the ”Funds”). This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Funds nor the Funds’ distributor is a bank.

Distributor: First Dominion Capital Corp., 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235, Phone 1-800-673-0550.

Investments in the Funds are subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Funds will be successful in meeting their investment objectives. Investments in the Funds are subject to the following risks: market risk, small-cap, mid-cap and large-cap securities risk, management style risk, sector risk, issuer risk, ETF risks, and short-term investment risk. More information about these risks and other risks can be found in the Funds’ prospectus.

The performance information quoted in this Annual Report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more of less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain actual performance data regarding the Funds, including performance data current to the Funds’ most recent month-end, please call 1-800-673-0550.

An investor should consider the investment objectives, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the Funds. Copies of the prospectus are available by calling Commonwealth Fund Services at 1-800-673-0550. The prospectus should be read carefully before investing.

Stated performance in the Funds was achieved at some or all points during the period by Dalton, Greiner, Hartman, Maher & Co., LLC, (“DGHM”) the investment advisor to the Funds. DGHM waived or reimbursed part of the DGHM V2000 SmallCap Value Fund’s total expenses. Had DGHM not waived or reimbursed expenses of this Fund, this Fund’s performance would have been lower.

This Annual Report was first distributed to shareholders on or about April 29, 2016.

For more information on your DGHM All-Cap Value Fund or your DGHM V2000 SmallCap Value Fund:

See our website at www.dghm.com or call our Shareholder Services Group toll-free at 1-800-673-0550.

Dear Shareholder of the DGHM All-Cap Value Fund:

For the fiscal year ended February 29, 2016, the Investor Class shares of the DGHM All-Cap Value Fund (the “All-Cap Fund”) returned –15.7%; the Fund’s Class C shares returned –16.2%; The Fund’s Institutional Class returned –15.3%. These returns are based on performance after fees and expenses. The Fund’s benchmark index (Russell 3000 Value) returned –9.7% during this time period.

Sectors that had a positive impact on performance were Business Services, Telecommunications, and Utilities. Business Services was led by Omnicom (+21%), which is a global advertising agency. Telecommunications was led by AT&T (+13%). Utilities were led by WEC Energy Group (+15%) which provides electrical power in the upper Mid-West. We continue to hold all three stocks and believe that they all continue to have positive outlooks.

Sectors that had a negative impact on performance were Insurance, Retail, and Healthcare. The Insurance sector was negatively impacted by Lincoln National (–36%), which is a Life Insurance company. The retail sector was negatively impacted by Kohl’s (–39%) which is a strip center based department store. The Healthcare sector was negatively impacted by Abbott Labs (–16%) which is a global medical device company. We continue to hold Lincoln National and Abbot Labs names in the portfolio.

Given the events of the past several years in the economy and the stock market, I would like to remind all of our shareholders of the investment strategy that guides our stock picking:

•	We invest with a multi-year investment horizon rather than focusing on the month or quarter end.

•	We do not attempt to make macroeconomic calls. (i.e., predict economic growth, interest rates, currency levels, commodity prices etc.)

•	We do not predict the direction of the stock market.

•	We use a bottom-up selection process to attempt to identify companies that appear to be selling at a discount to our assessment of their potential value.

•	We focus on the cash flows, historical profitability, projected future earnings, and financial condition of individual companies to identify which stocks we may purchase.

•	We also consider the following factors in deciding which companies may offer an attractive risk/reward trade-off:
• Quality of the business franchise
• Competitive advantage
• Economic or market conditions
• Deployment of capital
• Reputation, experience, and competence of the company’s management

•
We believe that stocks purchased at prices below their potential value not only protect capital, but also offer significant price appreciation once the market recognizes a particular stock’s potential value.

•
Generally, stocks are sold when the characteristics and factors used to select the security change or the stock has appreciated to the point where it is no longer attractive versus other potential opportunities.

We appreciate the opportunity to serve as your Fund’s Investment Advisor.

Yours truly,

Jeffrey C. Baker
Executive Vice President
Dalton, Greiner, Hartman, Maher & Co., LLC

Dear Shareholder of DGHM V2000 SmallCap Value Fund:

The Institutional Class shares of the DGHM V2000 SmallCap Fund (the “SmallCap Fund”) decreased –10.38% and the Investor Class decreased –10.65% for the fiscal year ending February 29, 2016. The Fund’s benchmark, the Russell 2000 Value® Index, decreased –13.35% during the same time period.

Gross of fees, the fund outperformed the benchmark due to good stock selection in several sectors. The best performing sectors were Energy, Consumer Services and Business Services partially offset by underperformance in Technology, Insurance and Banks. The top contributors to relative performance were Global Brass and Copper Holdings (+58%), United Fire Group (+43%),BioMed Realty Trust (+11%) and Cytec Industries (+44%).Global Brass and Copper is a leading converter, fabricator and distributor of specialized copper and brass products serving the auto, housing, machinery, electrical equipment, munitions and coinage markets. The stock performed well due to better-than-expected results and strong free cash flow generation. Stonger-than-expected earnings also propelled shares of insurer United Fire Group higher. Another winner was specialty chemical manufacturer Cytec Industries. Belgium based Solvay acquired Cytec for almost a 30% premium. Healthcare REIT BioMed Realty agreed to be acquired by Blackstone for an all cash transaction valuing the company at $8 billion. The greatest detractors from relative performance were L.B. Foster (–69%), NetScout Systems (–49%) and A. Schulman, Inc. (–41%). L.B. Foster, a manufacturer of products for the railroad, construction, and energy markets, reported a disappointing quarter and provided a weaker outlook due to a softer energy market and an ongoing dispute with a large customer. Similarly, network solutions provider, NetScout Systems, lowered guidance due to several deals expected to close later than anticipated. Specialty chemical manufacturer, A. Shulman, reported a disappointing first quarter due to weaker sales impacted by a stronger U.S. dollar and softness in their oil and gas end markets.

At DGHM a key part of our strategy is conducting intensive fundamental research to build an attractive portfolio of high quality small cap stocks, one stock at a time. We strive to construct a portfolio with the ideal trade-off between low valuation, high profitability and financial strength. As the following table demonstrates, the collective effort of our nine sector specialists produced a portfolio with most characteristics superior to the benchmark.

Portfolio Characteristics as of February 29, 2016

Valuation	DGHM V2000	Russell 2000 Value
EV/EBITDA(1)	9.1x	9.8x
Free Cash Flow Yield	5.7%	5.6%
Last 12 Months P/E	17.8x	21.0x
Dividend Yield	2.4%	2.0%

Profitability
EBITDA ROA (excludes cash)	14.5%	10.9%
5YR Avg EBITDA ROA (excludes cash)	16.1%	12.1%
EBITDA Margins	12.9%	13.4%
Last 12 Months ROE	8.7%	7.3%

Balance Sheet
Net Debt / Total Capital	28.3%	29.9%
EBITDA / Interest Expense	9.1x	8.3x

(1) EV/EBITDA means Enterprise Value divided by Earnings Before Interest, Taxes, Depreciation and Amortization. Our definition of Enterprise Value is market capitalization plus debt plus other long-term liabilities minus cash.

We appreciate the opportunity to serve as your Fund’s Investment advisor.

Sincerely,

Peter Gulli, CFA

	Investor Shares

	Total Return	Average Annual Return

	One Year	Five Years
	Ended	Ended	Since Inception
	2/29/16	2/29/16	6/20/07 to 2/29/16

DGHM All-Cap Value Fund:	–15.65%	4.59%	4.43%
Russell 3000 Value® Index:	–9.73%	8.52%	3.17%

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares. The total comulative returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.
The Russell 3000 Value® Index is generally considered to be representative of the performance of unmanaged common stocks that comprise the broad value segment of the U.S. securities markets. You cannot invest directly in this index. This index does not have an investment advisor and does not pay any commissions, expenses, or taxes. If this index did pay commissions, expenses, or taxes, its returns would be lower. The index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund’s performance.

The above returns for the Investor Shares of the Fund assumes an initial investment of $10,000 at June 20, 2007 (Commencement of Operations). All dividends and distributions are reinvested, if any. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only. The Fund’s investment advisor has entered into a contractual arrangement with the Fund to waive its fees in an amount that limits Total Annual Fund Operating Expenses of the Fund to not more than 1.50%, excluding 12b-1 fees, for the period ending June 30, 2016. There can be no assurance that this arrangement will continue in the future. For more information, please see the Fund’s prospectus.

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

	Class C Shares

	Total Return	Average Annual Return

	One Year	Five Years
	Ended	Ended	Since Inception
	2/29/16	2/29/16	6/20/07 to 2/29/16

DGHM All-Cap Value Fund:	–16.24%	3.82%	3.69%
Russell 3000 Value® Index:	–9.73%	8.52%	3.17%

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares. The total cumulative returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.
The Russell 3000 Value® Index is generally considered to be representative of the performance of unmanaged common stocks that comprise the broad value segment of the U.S. securities markets. You cannot invest directly in this index. This index does not have an investment advisor and does not pay any commissions, expenses, or taxes. If this index did pay commissions, expenses, or taxes, its returns would be lower. The index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund’s performance.

The above returns for the Class C Shares of the Fund assumes an initial investment of $10,000 at June 20, 2007 (Commencement of Operations). All dividends and distributions are reinvested, if any. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only. The Fund’s investment advisor has entered into a contractual arrangement with the Fund to waive its fees in an amount that limits Total Annual Fund Operating Expenses of the Fund to not more than 1.50%, excluding 12b-1 fees, for the period ending June 30, 2016. There can be no assurance that this arrangement will continue in the future. For more information, please see the Fund’s prospectus.

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

	Institutional Shares

	Total Return	Average Annual Return

	One Year	Five Years
	Ended	Ended	Since Inception
	2/29/16	2/29/16	7/19/10 to 2/29/16

DGHM All-Cap Value Fund:	–15.31%	4.95%	8.55%
Russell 3000 Value® Index:	–9.73%	8.52%	11.93%

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares. The total cumulative returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.
The Russell 3000 Value® Index is generally considered to be representative of the performance of unmanaged common stocks that comprise the broad value segment of the U.S. securities markets. You cannot invest directly in this index. This index does not have an investment advisor and does not pay any commissions, expenses, or taxes. If this index did pay commissions, expenses, or taxes, its returns would be lower. The index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund’s performance.

The above returns for the Institutional Shares of the Fund assumes an initial investment of $100,000 at July 19, 2010 (Commencement of Operations). All dividends and distributions are reinvested, if any. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only. The Fund’s investment advisor has entered into a contractual arrangement with the Fund to waive its fees in an amount that limits Total Annual Fund Operating Expenses of the Fund to not more than 1.50%, for the period ending June 30, 2016. There can be no assurance that this arrangement will continue in the future. For more information, please see the Fund’s prospectus.

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performace data quoted.

	Investor Shares

	Total Return	Average Annual Return

	One Year	Five Years
	Ended	Ended	Since Inception
	2/29/16	2/29/16	6/30/10 to 2/29/16

DGHM V2000 SmallCap Value Fund:	–10.65%	5.05%	9.54%
Russell 2000 Value® Index:	–13.35%	5.27%	10.04%

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares. The total cumulative returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.
The Russell 2000 Value® Index measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000 Value® Index is constructed to provide a comprehensive and unbiased barometer for the small-cap value segment. The Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set and that the represented companies continue to reflect value characteristics.

The above returns for the Investor Shares of the Fund assumes an initial investment of $10,000 at June 30, 2010 (Commencement of Operations). All dividends and distributions are reinvested, if any. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only. The Fund’s investment advisor has entered into a contractual arrangement with the Fund to waive its fees in an amount that limits Total Annual Fund Operating Expenses of the Fund to not more than 0.98%, excluding 12b-1 fees, for the period ending June 30, 2016. There can be no assurance that this arrangement will continue in the future. For more information, please see the Fund’s prospectus.

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

	Institutional Shares

	Total Return	Average Annual Return

	One Year	Five Years
	Ended	Ended	Since Inception
	2/29/16	2/29/16	6/30/10 to 2/29/16

DGHM V2000 SmallCap Value Fund:	–10.38%	5.35%	9.99%
Russell 2000 Value® Index:	–13.35%	5.27%	10.04%

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares. The total cumulative returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.
The Russell 2000 Value® Index measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000 Value® Index is constructed to provide a comprehensive and unbiased barometer for the small-cap value segment. The Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set and that the represented companies continue to reflect value characteristics.

The above returns for the Institutional Shares of the Fund assumes an initial investment of $100,000 at June 30, 2010 (Commencement of Operations). All dividends and distributions are reinvested, if any. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only. The Fund’s investment advisor has entered into a contractual arrangement with the Fund to waive its fees in an amount that limits Total Annual Fund Operating Expenses of the Fund to not more than 0.98%, for the period ending June 30, 2016. There can be no assurance that this arrangement will continue in the future. For more information, please see the Fund’s prospectus.

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

DGHM ALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS
As of February 29, 2016

		Fair
	Shares	Value

COMMON STOCKS – 98.56%

COMPUTER/SOFTWARE – 7.11%
Check Point Software Technologies Ltd.*	8,458	$702,606
Cisco Systems, Inc.	28,236	739,218

		1,441,824

DIVERSIFIED FINANCIAL SERVICES – 15.45%
CIT Group Inc.	15,807	471,207
Invesco Limited	17,562	469,608
JPMorgan Chase & Co.	13,911	783,189
PNC Financial Services Group, Inc.	4,907	398,988
Regions Financial Corp.	66,189	497,741
SunTrust Banks, Inc.	15,357	509,545

		3,130,278

HEALTCHARE – 7.39%
Abbott Laboratories	14,294	553,750
Pfizer Inc.	31,838	944,633

		1,498,383

INSURANCE – 6.20%
American International Group, Inc.	9,977	500,845
Lincoln National Corp.	12,252	447,566
XL Group PLC	8,957	307,942

		1,256,353

INTEGRATED UTILITIES – 17.64%
Halliburton Co.	22,587	729,108
PDC Energy Inc.*	13,256	664,258
Public Service Enterprise Group Inc.	17,020	726,073
Suncor Energy, Inc.	30,406	744,339
WEC Energy Group, Inc.	12,629	711,644

		3,575,422

MEDIA – 5.59%
Omnicom Group Inc.	6,579	511,912
Time Warner Inc.	9,383	621,155

		1,133,067

MISCELLANEOUS MANUFACTURING – 15.65%
Analog Devices, Inc	10,413	551,785
Eastman Chemical Co.	7,280	467,012

DGHM ALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS – continued
As of February 29, 2016

		Fair
	Shares	Value

Emerson Electric Co.	9,984	$487,519
General Mills, Inc.	10,478	616,630
P. H. Glatfelter Co.	28,292	519,724
Regal-Beloit Corp.	9,704	529,644

		3,172,314

PROFESSIONAL SERVICE – 3.24%
Fluor Corp.	14,249	656,024

REAL ESTATE INVESTMENT TRUST – 4.83%
Alexandria Real Estate Equities, Inc.	6,229	493,088
Liberty Property Trust	16,794	485,011

		978,099

RETAIL – 4.65%
Bed Bath & Beyond Inc.*	9,224	442,291
Dick’s Sporting Goods, Inc.	11,799	501,104

		943,395

TELECOMMUNICATIONS – 4.53%
AT&T Inc.	24,859	918,540

TRANSPORTATION – 6.28%
Thor Industries, Inc.	11,060	612,503
Union Pacific Corp.	8,363	659,506

		1,272,009

TOTAL COMMON STOCKS – 98.56%
(Cost: $18,743,869)		19,975,708

SHORT TERM INVESTMENTS – 0.83%
Wells Fargo Advantage Treasury Plus Money
Market Fund 0.13%**	168,335	168,335

(Cost: $168,335)

TOTAL INVESTMENTS – 99.39%
(Cost: $18,912,204)		20,144,043
Other assets, net of liabilities		123,536

NET ASSETS – 100.00%		$20,267,579

* Non-income producing
** Effective 7 day yield as of February 29, 2016

See Notes to Financial Statements

DGHM V2000 SMALLCAP VALUE FUND
SCHEDULE OF INVESTMENTS
As of February 29, 2016

		Fair
	Shares	Value

COMMON STOCKS – 94.92%

BANKS - 16.97%
Associated Banc-Corp.	21,449	$368,923
Capital Bank Financial Corp Class A	3,430	101,014
Community Trust Bancorp, Inc.	9,818	331,063
First Midwest Bancorp, Inc.	23,721	396,141
Fulton Financial Corp.	30,268	381,679
Hancock Holding Co.	13,016	300,279
National Penn Bancshares, Inc.	36,825	409,862
Old National Bancorp	28,703	320,325
Provident Financial Services	22,950	426,641
Sandy Spring Bancorp, Inc.	16,435	426,981
WesBanco, Inc.	9,036	255,448

		3,718,356

COMMERCIAL SERVICES – 3.74%
Korn/Ferry International	10,661	302,986
Servicemaster Global Holdings Inc.*	13,633	517,100

		820,086

COMPUTERS/SOFTWARE/DATA – 4.55%
AVG Technologies NV*	17,669	338,185
Pegasystems Inc.	13,242	322,443
PTC Inc.*	10,909	337,197

		997,825

DIVERSIFIED REAL ESTATE INVESTMENTS – 9.07%
Brandywine Realty Trust	43,585	536,531
Cousins Properties, Inc.	24,105	208,749
Hersha Hospitality Trust Class A	25,531	513,939
Kite Realty Group	18,640	501,789
Sun Communities, Inc.	3,343	225,753

		1,986,761

FINANCE – 2.27%
Colony Capital Inc Class A	30,272	496,461

DGHM V2000 SMALLCAP VALUE FUND
SCHEDULE OF INVESTMENTS – continued
As of February 29, 2016

		Fair
	Shares	Value

HEALTHCARE – 5.92%
Analogic Corp.	4,534	$339,959
Merit Medical Systems, Inc.*	18,178	341,928
Molina Healthcare Inc. *	5,145	319,196
Syneron Medical Ltd.*	42,607	296,545

		1,297,628

INSURANCE – 6.44%
First American Financial Corp.	8,776	324,975
Horance Mann Educators Corp.	8,602	265,028
Maiden Holdings Ltd.	18,462	220,990
Radian Group Inc.	29,842	322,294
United Fire Group Inc.	6,884	277,563

		1,410,850

INVESTMENT SERVICES – 2.03%
Kennedy-Wilson Holdings Inc.	23,416	445,372

MEDIA – 1.22%
Entravision Communications Class A	34,545	266,687

MISCELLANEOUS MANUFACTURING – 14.02%
Clearwater Paper Corp.*	6,150	250,121
EMCOR Group, Inc.	7,741	355,080
Global Brass & Copper Holdings, Inc.	20,514	452,129
Kaiser Aluminum Corp.	4,317	330,725
Mueller Industries, Inc.	12,001	314,666
NetScout Systems, Inc.*	10,895	225,200
Orion Engineered Carbons SA	15,610	200,588
A. Schulman, Inc.	10,931	269,886
Steelcase Inc. Class A	29,574	369,379
Tower International Inc.	14,216	305,075

		3,072,849

OIL & GAS SERVICES – 4.31%
Patterson-UTI Energy, Inc.	21,371	332,105
Precision Drilling Corp.	74,367	238,718
Vectren Corp.	8,197	373,127

	.	943,950

PROFESSIONAL SERVICES – 1.56%
TrueBlue, Inc.*	14,903	342,024

DGHM V2000 SMALLCAP VALUE FUND
SCHEDULE OF INVESTMENTS – continued
As of February 29, 2016

		Fair
	Shares	Value

RETAIL – 7.10%
The Cato Corp. Class A	5,583	$202,105
Deckers Outdoor Corp.*	7,699	435,455
Dick’s Sporting Goods, Inc.	5,999	254,777
Genesco Inc.*	4,712	310,898
Weis Markets, Inc.	8,474	352,773

		1,556,008

TECHNOLOGY – 2.94%
CACI International Inc. Class A*	3,839	370,924
Integrated Device Technology, Inc.*	14,052	272,890

		643,814

TRANSPORTATION – 5.75%
Knight Transportation, Inc.	19,689	477,064
Old Dominion Freight Line, Inc.*	5,903	381,098
Thor Industries, Inc.	7,254	401,727

		1,259,889

UTILITIES – 7.03%
Avista Corp.	14,174	535,777
California Water Service Group	13,847	342,298
Great Plains Energy Inc.	12,410	364,109
PDC Energy, Inc.*	5,929	297,102

		1,539,286

TOTAL COMMON STOCKS – 94.92%
(Cost: $21,642,118 )		20,797,846

SHORT TERM INVESTMENTS – 4.97%
Wells Fargo Advantage Treasury Plus
Money Market Fund 0.13%**	1,090,207	1,090,207

(Cost: $1,090,207)

TOTAL INVESTMENTS – 99.89%
(Cost: $22,732,325)		21,888,053
Other assets, net of liabilities		23,589

NET ASSETS – 100.00%		$21,911,642

* Non-income producing
** Effective 7 day yield as of February 29, 2016

See Notes to Financial Statements

DGHM FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
February 29, 2016

		DGHM V2000
	DGHM All-Cap	SmallCap
	Value Fund	Value Fund

ASSETS
Investments at value (identified cost of $18,912,204
and $22,732,325, respectively) (Note 1)	$20,144,043	$21,888,053
Receivable for investments sold	84,630	43,560
Receivable for capital stock sold	507	3,000
Dividends and interest receivable	49,487	22,466
Due from advisor	–	2,225
Other receivable	–	66
Prepaid expenses	23,142	18,779

TOTAL ASSETS	20,301,809	21,978,149

LIABILITIES
Payable for capital stock purchased	–	126
Payable for securities purchased	–	61,993
Accrued investment advisory fees	7,436	–
Accrued 12b-1 fees	2,307	61
Accrued administration, transfer agent and accounting fees	1,778	2,109
Accrued professional fees	21,998	–
Accrued custody fees	711	1,850
Other accrued expenses	–	368

TOTAL LIABILITIES	34,230	66,507

NET ASSETS	$20,267,579	$21,911,642

Net Assets Consist of:
Paid-in-capital applicable to 2,872,609 and 2,140,493 no
par value shares of beneficial interest outstanding,
respectively, unlimited shares authorized	$19,498,641	$23,419,948
Accumulated undistributed net investment income (loss)	204,501	24,936
Accumulated net realized gain (loss) on investments	(667,402)	(688,970)
Net unrealized appreciation (depreciation) of investments	1,231,839	(844,272)

Net Assets	$20,267,579	$21,911,642

NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER SHARE
Investor Class
($10,297,874 / 1,444,328 shares outstanding and
$224,793/ 23,292 shares outstanding, respectively)	$7.13	$9.65

Class C(a)
($2,740,241 / 417,505 shares outstanding)	$6.56	N/A

Institutional Class
($7,229,464 / 1,010,776 shares outstanding and
$21,686,849/ 2,117,201 shares outstanding, respectively)	$7.15	$10.24

(a) May be subject to a contingent deferred sales charge if redeemed within one year of purchase (see Note 1)

See Notes to Financial Statements

DGHM FUNDS
STATEMENTS OF OPERATIONS
For the year ended February 29, 2016

		DGHM V2000
	DGHM All-Cap	SmallCap
	Value Fund	Value Fund

INVESTMENT INCOME
Dividends (net of foreign tax withheld of $5,208
and $1,824), respectively	$816,543	$277,496
Interest	149	301

Total investment income	816,692	277,797

EXPENSES
Investment advisory fees (Note 2)	244,760	129,254
12b-1 fees (Note 2)
Investor Class	44,103	782
Class C	46,232	–
Recordkeeping and administrative services (Note 2)	37,655	15,142
Accounting fees (Note 2)	18,828	15,141
Custodian fees	11,527	12,575
Transfer agent fees (Note 2)
Investor Class	14,733	321
Class C	3,934	–
Institutional Class	8,925	15,685
Professional fees	43,215	24,474
Filing and registration fees	29,002	15,976
Trustee fees	4,094	4,114
Compliance fees	16,212	9,052
Shareholder servicing and reports
Investor Class	39,060	976
Class C	6,276	–
Institutional Class	12,848	13,509
Other	30,787	18,884

Total expenses	612,191	275,885
Advisory fee waivers and reimbursed
expenses (Note 2)	–	(116,195)

Net Expenses	612,191	159,690

Net investment income (loss)	204,501	118,107

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Net realized gain (loss) on investments	7,655,114	(300,065)
Net increase (decrease) in unrealized
appreciation (depreciation) of investments	(13,365,958)	(2,111,463)

Net realized and unrealized gain (loss) on investments	(5,710,844)	(2,411,528)

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS	$(5,506,343)	$(2,293,421)

See Notes to Financial Statements

DGHM FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	DGHM All-Cap		DGHM V2000
	Value Fund		SmallCap Value Fund

	For the	For the	For the	For the
	Year ended	Year ended	Year ended	Year ended
	February 29, 2016	February 28, 2015	February 29, 2016	February 28, 2015

Increase (decrease) in
Net Assets
OPERATIONS
Net investment
income (loss)	$204,501	$173,979	$118,107	$52,318
Net realized gain (loss)
on investments	7,655,114	8,418,657	(300,065)	(378,212)
Net increase (decrease)
in unrealized
appreciation
(depreciation) of
investments	(13,365,958)	(2,896,765)	(2,111,463)	863,901

Increase (decrease) in
net assets from
operations	(5,506,343)	5,695,871	(2,293,421)	538,007

DISTRIBUTIONS TO
SHAREHOLDERS
Net investment income
Investor Class	–	(289,042)	–	–
Class C	–	(38,501)	–	–
Institutional Class	–	(386,105)	(89,245)	(56,226)
Net realized gain
Investor Class	(4,539,770)	(4,194,688)	–	(308)
Class C	(1,135,543)	(1,004,596)	–	–
Institutional Class	(3,127,162)	(4,410,396)	–	(10,174)

Decrease in net assets
from distributions	(8,802,475)	(10,323,328)	(89,245)	(66,708)

CAPITAL STOCK
TRANSACTIONS (Note 5)
Shares sold
Investor Class	1,121,074	2,800,555	26,000	35,083
Class C	28,232	473,849	–	–
Institutional Class	937,356	4,592,018	13,750,087	8,185,996
Distributions reinvested
Investor Class	3,927,566	3,494,578	–	233
Class C	1,077,565	999,987	–
Institutional Class	3,060,021	3,994,745	65,938	47,711
Shares redeemed
Investor Class	(11,318,379)	(12,549,366)	(129,089)	(11,263)
Class C	(2,359,578)	(672,600)	–	–
Institutional Class	(15,814,737)	(11,173,243)	(3,324,487)	(2,406,383)

Increase (decrease) in
net assets from capital
stock transactions	(19,340,880)	(8,039,477)	10,388,449	5,851,377

NET ASSETS
Increase (decrease)
during year	(33,649,698)	(12,666,934)	8,005,783	6,322,676
Beginning of year	53,917,277	66,584,211	13,905,859	7,583,183

End of year (including
accumulated net
investment income
(loss) of $204,501 ,
$ -and $24,869, $(3,993),
respectively)	$20,267,579	$53,917,277	$21,911,642	$13,905,859

See Notes to Financial Statements

DGHM ALL-CAP VALUE FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT
EACH YEAR

	Investor Class Shares

	Year ended				Year ended
	February 29,	Year ended February 28,			February 29,

	2016	2015	2014	2013	2012

Net asset value, beginning of year	$12.42	$13.64	$11.79	$11.13	$11.60

Investment activities
Net investment income (loss)(A)	0.05	0.03	0.02	0.09	0.08
Net realized and unrealized gain
(loss) on investments	(1.75)	1.20	3.21	0.84	(0.39)

Total from investment activities	(1.70)	1.23	3.23	0.93	(0.31)

Distributions
Net investment income	–	(0.16)	–	(0.16)	(0.06)
Net realized gain	(3.59)	(2.29)	(1.38)	(0.11)	(0.10)

Total distributions	(3.59)	(2.45)	(1.38)	(0.27)	(0.16)

Net asset value, end of year	$7.13	$12.42	$13.64	$11.79	$11.13

Total Return	(15.65% )	9.64%	27.91%	8.59%	(2.56% )
Ratios/Supplemental Data
Ratio to average net assets
Expenses	1.71%	1.50%	1.60%	1.45%	1.30%
Net investment income (loss)	0.46%	0.21%	0.17%	0.86%	0.74%
Portfolio turnover rate	49.92%	37.91%	40.36%	60.57%	49.53%
Net assets, end of year (000’s)	$10,298	$23,787	$31,893	$30,165	$75,004

(A) Per share amounts calculated using the average number of shares outstanding.

See Notes to Financial Statements

DGHM ALL-CAP VALUE FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT
EACH YEAR

		Class C Shares

	Year ended				Year ended
	February 29,	Year ended February 28,			February 29,

	2016	2015	2014	2013	2012

Net asset value, beginning of year	$11.82	$13.11	$11.47	$10.87	$11.36

Investment activities
Net investment income (loss)(B)	(0.02)	(0.07)	(0.07)	0.01	–	(A)
Net realized and unrealized gain
(loss) on investments	(1.65)	1.16	3.09	0.83	(0.39)

Total from investment activities	(1.67)	1.09	3.02	0.84	(0.39)

Distributions
Net investment income	–	(0.09)	–	(0.13)	–
Net realized gain	(3.59)	(2.29)	(1.38)	(0.11)	(0.10)

Total distributions	(3.59)	(2.38)	(1.38)	(0.24)	(0.10)

Net asset value, end of year	$6.56	$11.82	$13.11	$11.47	$10.87

Total Return	(16.24% )	8.91%	26.83%	7.88%	(3.37%	)
Ratios/Supplemental Data
Ratio to average net assets
Expenses	2.38%	2.21%	2.34%	2.20%	2.08%
Net investment income (loss)	(0.21% )	(0.50% )	(0.57% )	0.12%	(0.04%	)
Portfolio turnover rate	49.92%	37.91%	40.36%	60.57%	49.53%
Net assets, end of year (000’s)	$2,740	$5,859	$5,606	$5,111	$4,832

(A) Less than $0.01 per share
(B) Per share amounts calculated using the average number of shares outstanding.

See Notes to Financial Statements

DGHM ALL-CAP VALUE FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT
EACH YEAR

	Institutional Class Shares

	Year ended				Year ended
	February 29,	Year ended February 28,			February 29,

	2016	2015	2014	2013	2012

Net asset value, beginning of year	$12.40	$13.62	$11.75	$11.13	$11.59

Investment activities
Net investment income (loss)(A)	0.10	0.07	0.07	0.13	0.11
Net realized and unrealized gain
(loss) on investments	(1.76)	1.20	3.18	0.85	(0.38)

Total from investment activities	(1.66)	1.27	3.25	0.98	(0.27)

Distributions
Net investment income	–	(0.20)	–	(0.25)	(0.09)
Net realized gain	(3.59)	(2.29)	(1.38)	(0.11)	(0.10)

Total distributions	(3.59)	(2.49)	(1.38)	(0.36)	(0.19)

Net asset value, end of year	$7.15	$12.40	$13.62	$11.75	$11.13

Total Return	(15.31% )	10.00%	28.18%	9.03%	(2.21% )
Ratios/Supplemental Data
Ratio to average net assets
Expenses	1.30%	1.19%	1.27%	1.12%	1.01%
Net investment income (loss)	0.87%	0.51%	0.50%	1.20%	1.03%
Portfolio turnover rate	49.92%	37.91%	40.36%	60.57%	49.53%
Net assets, end of year (000’s)	$7,229	$24,271	$29,085	$26,509	$62,319

(A) Per share amounts calculated using the average number of shares outstanding.

See Notes to Financial Statements

DGHM V2000 SMALLCAP VALUE FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT
EACH YEAR

	Investor Class Shares

	Year ended				Year ended
	February 29,	Year ended February 28,			February 29,

	2016	2015	2014	2013	2012

Net asset value, beginning of year	$10.80	$10.38	$8.65	$7.75	$12.92

Investment activities
Net investment income (loss)(A)	0.03	– (B)	0.03	0.12	(0.05)
Net realized and unrealized gain
(loss) on investments	(1.18)	0.43	2.13	0.94	(0.74)

Total from investment activities	(1.15)	0.43	2.16	1.06	(0.79)
Distributions
Net investment income	–	–	(0.32)	(0.04)	(0.48)
Net realized gains	–	(0.01)	(0.11)	(0.12)	(3.90)

Total distributions	–	(0.01)	(0.43)	(0.16)	(4.38)

Net asset value, end of year	$9.65	$10.80	$10.38	$8.65	$7.75

Total Return	(10.65% )	4.14%	25.12%	13.77%	(3.43% )
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.18%	2.28%	7.59%	21.40%	29.98%
Expenses, net of legal and
compliance fees waivers before
management fee waivers	2.18%	2.28%	6.77%	16.87%	29.98%
Expenses, net of all waivers	1.40%	1.40%	1.53%	1.90%	1.90%
Net investment income (loss)	0.32%	0.03%	0.26%	1.45%	(0.40% )
Portfolio turnover rate	38.37%	54.06%	41.45%	118.00%	58.38%
Net assets, end of year (000’s)	$225	$357	$318	$238	$75

(A) Per share amounts calculated using the average number of shares outstanding.
(B) Less than $0.01 per share.

See Notes to Financial Statements

DGHM V2000 SMALLCAP VALUE FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT
EACH YEAR

	Institutional Class Shares

	Year ended				Year ended
	February 29,	Year ended February 28,			February 29,

	2016	2015	2014	2013	2012

Net asset value, beginning of year	$11.48	$11.02	$8.88	$8.01	$13.01

Investment activities
Net investment income (loss)(A)	0.08	0.05	0.08	0.14	(0.02)
Net realized and unrealized gain
(loss) on investments	(1.27)	0.47	2.17	0.98	(0.75)

Total from investment activities	(1.19)	0.52	2.25	1.12	(0.77)

Distributions
Net investment income	(0.05)	(0.05)	–	(0.13)	(0.33)
Net realized gains	–	(0.01)	(0.11)	(0.12)	(3.90)

Total distributions	(0.05)	(0.06)	(0.11)	(0.25)	(4.23)

Net asset value, end of year	$10.24	$11.48	$11.02	$8.88	$8.01

Total Return	(10.38% )	4.75%	25.33%	14.08%	(3.34% )
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.70%	1.68%	4.62%	19.45%	29.82%
Expenses, net of legal and
compliance fees waivers before
management fee waivers	1.70%	1.68%	3.80%	14.92%	29.82%
Expenses, net of all waivers	0.98%	0.98%	1.01%	1.65%	1.65%
Net investment income (loss)	0.74%	0.45%	0.78%	1.70%	(0.15% )
Portfolio turnover rate	38.37%	54.06%	41.45%	118.00%	58.38%
Net assets, end of year (000’s)	$21,687	$13,549	$7,265	$191	$351

(A) Per share amounts calculated using the average number of shares outstanding.

See Notes to Financial Statements

DGHM FUNDS
NOTES TO FINANCIAL STATEMENTS
February 29, 2016

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The DGHM All-Cap Value Fund and the DGHM V2000 SmallCap Value Fund (the “Funds”) are series of the World Funds Trust (the “Trust”). The Trust was organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management company. On October 23, 2013, the Funds were reorganized from the DGHM Investment Trust into the World Funds Trust. The DGHM All-Cap Value (“All-Cap Fund”) and DGHM V2000 SmallCap Value (“SmallCap Fund”) Funds commenced operations on June 20, 2007 and June 30, 2010, respectively.

The investment objectives of the Funds are to provide long-term capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

Security Valuation

The Funds’ securities are valued at current market prices. Investments traded on a principal exchange (U.S. or foreign) or included in the NASDAQ National Market System are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Funds’ Board of Trustees (the “Trustees”). Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith under procedures approved by the Funds’ Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculation. If a security is valued at “fair value,” such value is likely to be different from the last quoted market price. Investment companies are valued at net asset value. If values of foreign securities have been materially affected by events occurring after the close of a foreign market, foreign securities may be valued by another method that the Trustees believe reflects fair value.

DGHM FUNDS
NOTES TO FINANCIAL STATEMENTS - continued
February 29, 2016

Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange. The value of these securities used in computing the Funds’ net asset value is determined as of such times.

In accordance with GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. GAAP requires a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including a Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of February 29, 2016:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total

All-Cap Fund
Common Stocks	$19,975,708	$–	$–	$19,975,708
Short Term
Investments	168,335	–	–	168,335

	$20,144,043	$–	$–	$20,144,043

SmallCap Fund
Common Stocks	$20,797,846	$–	$–	$20,797,846
Short Term
Investments	1,090,207	–	–	1,090,207

	$21,888,053	$–	$–	$21,888,053

Refer to the Funds’ Schedules of Investments for a listing of securities by security type and industry.

DGHM FUNDS
NOTES TO FINANCIAL STATEMENTS - continued
February 29, 2016

There were no transfers into or out of any levels during the year ended February 29, 2016. The Funds recognize transfers between fair value hierarchy levels at the end of the reporting period. The Funds held no Level 3 securities at anytime during the year ended February 29, 2016.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis and includes amortization of discounts and premiums.

Cash and Cash Equivalents

Cash and cash equivalents, if any, consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in the net assets during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is reported.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no impact on net assets or net asset value per share. As of February 29, 2016, such

DGHM FUNDS
NOTES TO FINANCIAL STATEMENTS - continued
February 29, 2016

reclassifications for the All-Cap Fund decreased accumulated realized gain (loss) on investments and increased paid-in-capital by $1,802,232 and such reclassifications for the SmallCap Fund increased accumulated net investment income (loss) and decreased paid-in-capital by $67. These differences are primarily due to equalization and non-deductible excise tax expense for the All-Cap Fund and the SmallCap Fund, respectively.

Class Net Asset Values and Expenses

Each Fund can offer three classes of shares: Investor Class Shares, Class C Shares and Institutional Class Shares. Each class of shares has equal rights as to assets of the Funds, and the classes are identical except for differences in their sales charge structures, ongoing distribution and service fees, shareholder servicing and reports fees and transfer agent fees. Income, expenses (other than distribution and service fees, shareholder servicing and reports fees and transfer agent fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The Class C Shares may be subject to a 1% contingent deferred sales charge on proceeds that are redeemed within one year of the purchase date. The contingent deferred sales charge is payable to the Distributor of the Trust. Class C Shares automatically convert into Investor Class Shares after seven years. As of February 29, 2016, there were no Class C Shares of the SmallCap Fund outstanding.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH RELATED PARTIES

Pursuant to Investment Advisory Agreements, the Advisor provides investment advisory services for an annual fee of 0.65% on the average daily net assets of the All- Cap Fund and 0.80% on the average daily net assets of the SmallCap Fund. For the year ended February 29, 2016, the Advisor earned $244,760 in advisory fees from the All-Cap Fund. For the year ended February 29, 2016, the Advisor of the SmallCap Fund earned $129,254 and waived $113,755 in advisory fees and reimbursed expenses of $2,440.

The Advisor has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in amounts that limit the Funds’ “Total Operating Expenses” (exclusive of interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Funds’ business, dividend expense on short sales, expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, if applicable, and expenses incurred a shareholder servicing or administrative servicing plan, if applicable to

DGHM FUNDS
NOTES TO FINANCIAL STATEMENTS - continued
February 29, 2016

the SmallCap Fund) to not more than 1.50% of average daily net assets of the All- Cap Fund through June 30, 2016 and to not more than 0.98% of average daily net assets of the SmallCap Fund through June 30, 2016. The Board of Trustees or the Advisor may terminate this expense limitation agreement by mutual written consent. The Advisor is entitled to fees waived and/or reimbursed within the previous three fiscal years. The total amount of reimbursement recoverable by the Advisor is the sum of all fees previously waived and or reimbursed by the Advisor to the Fund during any of the previous three (3) years, less any reimbursement previously paid. Each waiver or reimbursement of an expense by the Advisor is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time to the waiver or reimbursement. As of February 29, 2016, there were no fee waivers or reimbursements eligible for reimbursement to the Advisor pertaining to the All-Cap Fund. For the year ended February 29, 2016, the Advisor waived $113,755 in advisory fees and reimbursed the Fund $2,440 for the SmallCap Fund. The total amount of recoverable reimbursements for the SmallCap Fund as of February 29, 2016, was $265,002 and expires as follows:

2017	$63,472
2018	85,335
2019	116,195

$265,002

The Funds have adopted plans of distribution in accordance with Rule 12b-1 under the 1940 Act (each a “Plan” and collectively, the “Plans”). Pursuant to the Plans, the Funds compensate the Funds’ principal underwriter for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Funds’ shares. The Plans provide that the Funds will pay the annual rate of up to 0.25% of the average daily net assets of the Funds’ Investor Class Shares and up to 1.00% of the average daily net assets of the Funds’ Class C Shares for activities primarily intended to result in the sale of those shares. These activities include reimbursement to entities for providing distribution and shareholder servicing with respect to the Funds’ shares. The 0.25% fee for the Investor Class Shares is a service fee. The 1.00% fee for the Class C Shares is comprised of a 0.25% service fee and a 0.75% distribution fee. Additionally, the SmallCap Fund adopted a shareholder servicing plan for its Investor Class Shares that provides for the payment of up to 0.25% to authorized firms for providing certain shareholder services. The All-Cap Fund incurred $44,103 and $46,232, in 12b-1 fees under the Plans with respect to Investor Class Shares and Class C Shares, respectively, for the year ended February 29, 2016. The SmallCap Fund incurred $782 in 12b-1 fees and $532 in shareholder servicing under the shareholder servicing plan with respect to Investor Class Shares for the year ended February 29, 2016.

DGHM FUNDS
NOTES TO FINANCIAL STATEMENTS - continued
February 29, 2016

First Dominion Capital Corporation (the “FDCC”) acts as the Funds’ principal underwriter and distributor in the continuous public offering of the Funds’ shares. For the year ended February 29, 2016, FDCC received no commissions or underwriting fees from the sale of the Funds’ shares. In addition, FDCC receives a contingent deferred sales charge (“CDSC”) of 1% of Class C share redemptions occurring within one year of purchase. Shares redeemed subject to a CDSC will receive a lower redemption value per share. For the year ended February 29, 2016, FDCC received $273 in CDSC fees.

Commonwealth Fund Services, Inc. (“CFSI”), acts as the Funds’ administrator, transfer and dividend disbursing agent and pricing agent. As administrator, CFSI provides shareholder, recordkeeping, administrative and blue-sky filing services and earned $37,655 and $15,142 for its services for the year ended February 29, 2016 from the All-Cap Fund and the Small Cap Fund, respectively. As the Funds’ transfer agent and dividend disbursing agent, CFSI earned $27,592 and $16,006 for its services for the year ended February 29, 2016 from the All-Cap Fund and the SmallCap Fund, respectively. As pricing agent, CFSI earned $18,828 and $15,141 for its accounting services for the year ended February 29, 2016 from the All-Cap Fund and the SmallCap Fund, respectively.

Certain officers of the Trust are also officers and/or directors of FDCC and CFSI. Additionally, John H. Lively of the Law Offices of John H. Lively and Associates, Inc., a member of The 1940 Act Law GroupTM, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is the owner of the Law Offices of John H. Lively and Associates, Inc. Mr. Lively receives no special compensation from the Trust or the Fund for serving as an officer of the Trust.

NOTE 3 – INVESTMENTS

The cost of purchases and proceeds from the sales of securities other than short-term investments for the year ended February 29, 2016, were $18,310,467 and $45,712,129, respectively for the All-Cap Fund. The cost of purchases and proceeds from the sales of securities other than short-term investments for the year ended February 29, 2016, were $16,023,013 and $6,053,292, respectively for the SmallCap Fund.

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

DGHM FUNDS
NOTES TO FINANCIAL STATEMENTS - continued
February 29, 2016

The tax character of distributions during the year ended February 29, 2016 and the year ended February 28, 2015 were as follows:

	All-Cap Fund		SmallCap Fund

	Year ended	Year ended	Year ended	Year ended
	February 29,	February 28,	February 29,	February 28,
	2016	2015	2016	2015

Distributions paid from:
Ordinary income	$–	$1,489,387	$89,245	$56,279
Capital gains	8,802,475	8,833,941	–	10,429

	$8,802,475	$10,323,328	$89,245	$66,708

As of February 29, 2016, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

	All-Cap Fund	SmallCap Fund

Accumulated net investment income	$204,501	$24,936
Deferred losses	(882,211)	(565,716)
Accumulated net realized gain (loss)	906,088	–
Net unrealized appreciation
(depreciation) on investments	540,559	(967,525)

	$768,937	$(1,508,305)

As of February 29, 2016, the SmallCap Fund had a $345,147 capital loss carryforward that may be carried forward indefinitely and retains the character of short-term capital loss.

For tax purposes, the All-Cap Fund has a current year post October capital loss of $885,211 and the SmallCap Fund has a current year post October capital loss of $220,569. These losses will be recognized for tax purposes on the first business day of the Funds’ next fiscal year, March 1, 2016.

The difference between book basis and tax basis distributable earnings is attributable primarily to tax deferral of capital loss carryforwards, post October losses and wash sales.

Cost of securities for Federal Income tax purpose is $19,603,484 for All-Cap Fund and $22,855,578 for SmallCap Fund and the related tax-based net unrealized appreciation (depreciation) consists of:

	All-Cap Fund	SmallCap Fund

Gross unrealized appreciation	$2,632,816	$957,326
Gross unrealized depreciation	(2,092,257)	(1,924,851)

Net unrealized appreciation/(depreciation)	$540,559	$(967,525)

DGHM FUNDS
NOTES TO FINANCIAL STATEMENTS - continued
February 29, 2016

The difference between book basis and tax basis of net unrealized appreciation (depreciation) is attributable primarily to wash sales.

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of beneficial interest transactions for the Funds were:

	All-Cap Fund

	Year ended February 29, 2016

	Investor Class		Class C		Institutional Class

	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	103,172	$1,121,074	2,721	$28,232	79,641	$937,356
Shares
reinvested	513,407	3,927,566	152,846	1,077,565	399,480	3,060,021
Shares
redeemed	(1,087,507)	(11,318,379)	(233,902)	(2,359,578)	(1,425,854)	(15,814,737)

Net increase
(decrease)	(470,928)	$(6,269,739)	(78,335)	$(1,253,781)	(946,733)	$(11,817,360)

	All-Cap Fund

	Year ended February 28, 2015

	Investor Class		Class C		Institutional Class

	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	203,620	$2,800,555	35,395	$473,849	334,690	$4,592,018
Shares
reinvested	291,945	3,494,578	87,641	999,987	334,568	3,994,745
Shares
redeemed	(919,047)	(12,549,366)	(54,802)	(672,600)	(847,453)	(11,173,243)

Net increase
(decrease)	(423,482)	$(6,254,233)	68,234	$801,236	(178,195)	$(2,586,480)

			SmallCap Fund

			Year ended February 29, 2016

			Investor Class		Institutional Class

			Shares	Amount	Shares	Amount

Shares sold			2,567	$26,000	1,243,150	$13,750,087
Shares reinvested			–	–	6,038	65,938
Shares redeemed			(12,281)	(129,089)	(312,741)	(3,324,487)

Net increase (decrease)			(9,714)	$(103,089)	936,447	$10,491,538

DGHM FUNDS
NOTES TO FINANCIAL STATEMENTS - continued
February 29, 2016

	SmallCap Fund

	Year ended February 28, 2015

	Investor Class		Institutional Class

	Shares	Amount	Shares	Amount

Shares sold	3,399	$35,083	733,377	$8,185,996
Shares reinvested	22	233	4,314	47,711
Shares redeemed	(1,093)	(11,263)	(215,918)	(2,406,383)

Net increase (decrease)	2,328	$24,053	521,773	$5,827,324

NOTE 6 – NEW ACCOUNTING PRONOUNCEMENT

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosure for Investment in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent).” The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investment measured using the NAV practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for Fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Funds’ financial statements and related disclosures.

NOTE 7 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of DGHM All-Cap Value Fund and DGHM V2000 SmallCap Value Fund and Board of Trustees of World Funds Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of DGHM All-Cap Value Fund and DGHM V2000 SmallCap Value Fund (the “Funds”), each a series of World Funds Trust, as of February 29, 2016, and the related statements of operations and changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statements of changes in net assets and financial highlights for the periods ended on or prior to February 28, 2015 were audited by other auditors whose report dated April 27, 2015, expressed an unqualified opinion on those statements and highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 29, 2016, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of DGHM All-Cap Value Fund and DGHM V2000 SmallCap Value Fund as of February 29, 2016, the results of their operations, the changes in their net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.
Cleveland, Ohio
April 27, 2016

SUPPLEMENTAL INFORMATION
WORLD FUNDS TRUST (The “Trust”) (unaudited)

Information pertaining to the trustees and officers of the Trust is set forth below. The names, addresses and birth years of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The Statement of Additional Information (the “SAI”) includes additional information about the trustees and is available without charge upon request by calling, toll-free, (800) 673-0550.

Following is a list of the Trustees and executive officers of the Trust and their principal occupation over the last five years.

NON-INTERESTED TRUSTEES
Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
David J. Urban 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 60	Trustee	Indefinite, Since June 2010	Dean, Jones College of Business, Middle Tennessee State University since July 2013;Virginia Commonwealth University, Professor of Marketing from 1989 to 2013.	36	None
Mary Lou H. Ivey 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 57	Trustee	Indefinite, Since June 2010	Accountant, Harris, Hardy& Johnstone, P.C., accounting firm, since 2008.	36	None

SUPPLEMENTAL INFORMATION– continued
WORLD FUNDS TRUST (The “Trust”) (unaudited)

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Theo H. Pitt, Jr. 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 80	Trustee	Indefinite; Since August 2013	Senior Partner, Community Financial Institutions Consulting (bank consulting) since 1997 to present.	36	Independent Trustee of Gardner Lewis Investment Trust for the tone series of that trust; Leeward Investment Trust for the two series of that trust; Hillman Capital Management Investment Trust for the one series of that trust; and Starboard Investment Trust for the 28 series of that trust; (all registered investment companies).

SUPPLEMENTAL INFORMATION– continued
WORLD FUNDS TRUST (The “Trust”) (unaudited)

OFFICERS WHO ARE NOT TRUSTEES
Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
John Pasco III 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 71	President and Principal Executive Officer	Indefinite, Since June 2010	President, Treasurer and Director of Commonwealth Fund Services, Inc. (“CFS”), the Trust’s Administrator, Transfer Agent, Disbursing Agent, and Accounting Services Agent since 1993; and President and Director of First Dominion Capital Corp. (“FDCC”), the Trust’s underwriter. Mr. Pasco is a certified public accountant.	N/A	N/A
Karen M. Shupe 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 52_	Treasurer and Principal Financial Officer	Indefinite, Since June 2008	Managing Director of Fund Operations, Commonwealth Fund Services, Inc., 2003 – present.	N/A	N/A

SUPPLEMENTAL INFORMATION– continued
WORLD FUNDS TRUST (The “Trust”) (unaudited)

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
David Bogaert 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 52	Vice President	Indefinite, Since November 2013	Managing Director of Business Development, Commonwealth Fund Services, Inc., October 2013 – present; Senior Vice President of Business Development and other positions for Huntington Asset Services, Inc. from 1986 to 2013.	N/A	N/A
Ann T. MacDonald 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 61	Assistant Treasurer	Indefinite, Since November 2015	Director, Fund Administration and Fund Accounting, Commonwealth Fund Services, Inc., 2003 – present.	N/A	N/A
John H. Lively 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 47	Secretary	Indefinite, Since November 2013	Attorney, The Law Offices of John H. Lively & Associates,Inc. (law firm), March 2010 to present: Attorney, Husch Blackwell Sanders LLP (law firm), March 2007 to February 2010.	N/A	N/A

SUPPLEMENTAL INFORMATION – continued
WORLD FUNDS TRUST (The “Trust”) (unaudited)

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Holly B. Giangiulio 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 53	Assistant Secretary	Indefinite, Since November 2015	Managing Director, Corporate Operations, Commonwealth Fund Services, Inc., January 2015 – present,Corporate Accounting and HR Manager from 2010 to 2015.	N/A	N/A
Julian G. Winters 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 47	Chief Compliance Officer	Indefinite, Since August 2013.	Managing Member of Watermark Solutions, LLC (investment compliance and consulting) since March 2007.	N/A	N/A

SUPPLEMENTAL INFORMATION
WORLD FUNDS TRUST (The “Trust”) (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolio is available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of their fiscal year, on “Form N-Q”. These filings are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

CHANGE OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On November 10, 2015, the Audit Committee of the Board of Trustees of the World Funds Trust approved the appointment of Cohen Fund Audit Services, Ltd. (“Cohen”) as the Funds’ independent registered public accounting firm, replacing BBD, LLP (“BBD”). On November 10, 2015, the Audit Committee engaged Cohen to audit the Company’s financial statements for the fiscal year ended February 29, 2016.

BBD’s report on the financial statements for each of the fiscal years ended February 28, 2015, February 28, 2014, February 28, 2013 and February 29, 2012, did not contain an adverse opinion or a disclaimer of opinion and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the fiscal years ended February 28, 2015, February 28, 2014, February 28, 2013 and February 29, 2012, and through November 10, 2015, there were no disagreements between the Funds and BBD on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreement(s), if not resolved to the satisfaction of BBD would have caused it to make reference to the subject matter of the disagreement(s) in connection with its reports. During the fiscal years ended February 28, 2015, February 28, 2014, February 28, 2013 and February 29, 2012, and through November 10, 2015, there were no reportable events as defined in Item 304(a)(1)(v) of Regulation S-K promulgated by the Securities and Exchange Commission.

DGHM FUNDS
FUND EXPENSES (unaudited)

Fund Expenses Example

As a shareholder, you incur two types of costs: (1) transaction costs, including deferred sales charges on certain redemptions made within one year of purchase (Class C shares in DGHM All-Cap Value Fund) and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the DGHM Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, September 1, 2015, and held for the six months ended February 29, 2016.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on of the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges on certain redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

DGHM FUNDS – continued
FUND EXPENSES (unaudited)

DGHM ALL-CAP VALUE FUND
INVESTOR CLASS	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Expenses Paid During Period* September 1, 2015 through February 29, 2016
Actual	$1,000.00	$ 917.30	$8.96
Hypothetical (5% return before expenses)	$1,000.00	$1,015.60	$9.42

CLASS C	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Expenses Paid During Period* September 1, 2015 through February 29, 2016
Actual	$1,000.00	$ 913.30	$12.08
Hypothetical (5% return before expenses)	$1,000.00	$1,012.30	$12.71

INSTITUTIONAL CLASS	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Expenses Paid During Period* September 1, 2015 through February 29, 2016
Actual	$1,000.00	$ 919.50	$6.40
Hypothetical (5% return before expenses)	$1,000.00	$1,018.30	$6.72

*
Expenses are equal to the Fund’s annualized expense ratio of 1.88% for Investor Class, 2.54% for Class C and 1.34% for Institutional Class, multiplied by the average account value for the period, multiplied by 182 days in the most recent fiscal half year divided by 366 days in the current year.

DGHM FUNDS – continued
FUND EXPENSES (unaudited)

DGHM V2000 SMALLCAP VALUE FUND
INVESTOR CLASS	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Expenses Paid During Period* September 1, 2015 through February 29, 2016
Actual	$1,000.00	$ 932.40	$6.73
Hypothetical (5% return before expenses)	$1,000.00	$1,018.00	$7.02

INSTITUTIONAL CLASS	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Expenses Paid During Period* September 1, 2015 through February 29, 2016
Actual	$1,000.00	$ 935.40	$4.72
Hypothetical (5% return before expenses)	$1,000.00	$1,020.10	$4.92

*
Expenses are equal to the Fund’s annualized expense ratio of 1.40% for Investor Class and 0.98% for Institutional Class, multiplied by the average account value for the period, multiplied by 182 days in the most recent fiscal half year divided by 366 days in the current year.

Investment Advisor:
Dalton, Greiner, Hartman, Maher & Co., LLC
565 Fifth Avenue, Suite 2101
New York, New York 10017-2413

Distributor:
First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Legal Counsel:
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law Group(TM)
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Transfer Agent, Fund Accounting and Fund Administration:
Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 673-0550 (Toll Free)

More Information:

For 24 hours, 7 days a week price information, and for information on any series of the World Funds Trust investment plans, and other shareholder services, call Commonwealth Fund Services, Inc. at (800) 673-0550 Toll Free.

ITEM 2.         CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $25,000 for 2016 and $26,000 for 2015.

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2015 and $0 for 2014.

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $5,000 for 2016 and $4,000 for 2015.

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2016 and $0 for 2015.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant’s Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant. The Audit Committee also pre-approves any non-audit services provided by the registrant’s principal accountant to the DGHM Funds.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)          NA

(c)          0%

(d)          NA

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2016 and $0 for 2015.

(h) Not applicable. The Audit Committee pre-approved all non-audit services rendered to the registrant’s investment adviser and any control affiliates that provide ongoing services to the registrant.

ITEM 5.         AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.         SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of the Form.

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.         PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.         PURCHASES OF EQUITY SECURITIES BY CLOSED-ENDMANAGEMENT INVESTMENT COMPANY AND AFFILIATEDPURCHASERS.

Not applicable.

ITEM 10.         SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.         CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.         EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: World Funds Trust

By (Signature and Title)*:	/s/ John Pasco, III

John Pasco, III Chief Executive Officer (principal executive officer)

Date: May 5, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ John Pasco, III

John Pasco, III Chief Executive Officer (principal executive officer)

Date: May 5, 2016

By (Signature and Title)*:	/s/ Karen Shupe

Karen Shupe Chief Financial Officer (principal financial officer)

Date: May 5, 2016

* Print the name and title of each signing officer under his or her signature.